Marketable Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments, All Other Investments [Abstract]
Fair value and carrying value at beginning of year	$ 105,218	$ 83,575
Increase (decrease) in fair value	(7,165)	21,643
Fair value and carrying value at balance sheet date	$ 98,053	$ 105,218